Performance B.4.3. Directors and executive management (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,923,000	$ 943,000	$ 1,122,000
Renumeration charge (in shares) | shares	19,483	6,591	8,731
Remuneration expense, percent shares	73.00%	51.00%	52.00%
Remuneration expense, percent cash	27.00%	49.00%	48.00%
Shares beneficially owned by the Directors | shares	38,093	23,887
Classes of employee benefits expense:
Base salary	$ 358,000,000	$ 346,000,000	$ 308,000,000
Pension	4,000,000	7,000,000	8,000,000
Other benefits	39,000,000	67,000,000	41,000,000
Share based compensation	27,000,000	21,000,000	22,000,000
Employee benefits expense	$ 496,000,000	$ 500,000,000	434,000,000
Shares awards vested (in shares) | shares	326,883	207,092
Shares not yet vested (in shares) | shares	570,404	512,211
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 366,000	$ 169,000	233,000
Shares beneficially owned by the Directors | shares	5,814	8,554
Other members of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,557,000	$ 774,000	889,000
Shares beneficially owned by the Directors | shares	32,279	15,333
CEO
Classes of employee benefits expense:
Base salary	$ 1,167,000	$ 1,112,000	1,000,000
Bonus	1,428,000	1,492,000	707,000
Pension	279,000	247,000	150,000
Other benefits	50,000	66,000	64,000
Termination benefits	0	0
Total before share based compensation	2,924,000	2,918,000	1,921,000
Share based compensation	5,625,000	5,027,000	2,783,000
Employee benefits expense	$ 8,549,000	$ 7,945,000	$ 4,704,000
Number of shares granted (in shares) | shares	102,122	80,264	61,724
Shares awards vested (in shares) | shares	190,577	122,310
Shares not yet vested (in shares) | shares	236,211	172,485
CFO
Classes of employee benefits expense:
Base salary	$ 654,000	$ 673,000	$ 648,000
Bonus	626,000	557,000	455,000
Pension	98,000	101,000	97,000
Other benefits	260,000	63,000	15,000
Termination benefits	0	0
Total before share based compensation	1,639,000	1,393,000	1,215,000
Share based compensation	1,576,000	1,567,000	1,492,000
Employee benefits expense	3,215,000	2,960,000	2,707,000
Executive team
Classes of employee benefits expense:
Base salary	3,498,000	3,930,000	3,822,000
Bonus	2,098,000	2,445,000	1,590,000
Pension	798,000	962,000	628,500
Other benefits	1,521,000	805,000	1,192,500
Termination benefits	863,000	301,000
Total before share based compensation	8,779,000	8,444,000	7,233,000
Share based compensation	5,965,000	4,957,000	5,202,000
Employee benefits expense	$ 14,743,000	$ 13,401,000	$ 12,435,000
Number of shares granted (in shares) | shares	135,480	112,472	167,371
Shares awards vested (in shares) | shares	136,306	84,782
Shares not yet vested (in shares) | shares	334,193	339,726